Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.
Supplement dated September 15, 2017
to the Statutory Prospectus dated March 1, 2017, as revised May 2, 2017
(as supplemented on June 16, 2017, July 1, 2017, and July 31, 2017)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC.
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 15, 2017
Document Effective Date	dei_DocumentEffectiveDate	Sep. 15, 2017
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Principal Funds Inc | High Yield Fund I [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	HIGH YIELD FUND I
Strategy [Heading]	rr_StrategyHeading	On October 2, 2017, in the Principal Investment Strategies section, delete the first paragraph and replace with the following three paragraphs:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called “high yield” or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond or bank loan has been rated by only one of those agencies, that rating will determine whether it is below investment grade; if the bond or bank loan has not been rated by either of those agencies, those selecting such investments will determine whether it is of a quality comparable to those rated below investment grade). The Fund also invests in investment grade bank loans (also known as senior floating rate interests), securities of foreign issuers, and exchange-traded funds (“ETFs”). The Fund utilizes derivative strategies for managing fixed income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers.
In managing the Fund, Principal Global Investors, LLC, the Fund’s investment advisor, allocates the Fund’s assets among multiple sub-advisors that use differing approaches in making their investment decisions, which include actively managed and more passive investment strategies. With respect to the passive strategy, the Fund uses a sampling methodology to purchase securities with generally the same risk and return characteristics as the Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (the “Index”) in an attempt to match or exceed the performance of the Index.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Index, which as of December 31, 2016 was 4.11 years. The Fund is not managed to a particular maturity.

Risk [Heading]	rr_RiskHeading	On October 2, 2017, in the Principal Risks section, add the following to the alphabetical list of risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Futures and Swaps. Futures and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the futures contract or swap; possible lack of a liquid secondary market for a futures contract or swap and the resulting inability to close a futures contract or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Investment Company Security Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.